Other Income (Expenses), Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Other Income and Expenses [Abstract]
Summary of Other Income (Expenses), Net
The following table summarizes other income and expenses, recognized for the six months ended June 30, 2019 and 2020:

	Six Months Ended June 30,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
Fair value change of short-term investments	—	415	59
Income of incentive payment from depository bank (Note 7)	—	1,090	154
Net foreign exchange gains	140	947	134
Subsidy income (Note (i))	100	10,408	1,473
Fair value change of other financial assets	(508)	—	—
Others	571	(36)	(5)

	303	12,824	1,815

Note:
(i) For the six months ended June 30, 2020, subsidy income consists primarily of RMB10 million. The government grant was granted from the project management office of Shanghai Zhangjiang Science City to support the research and development activities in the local region.

The following table summarizes other income (expenses), net recognized for the years ended December 31, 2017, 2018 and 2019:

			Year Ended December 31
		2017	2018	2019
	Notes	RMB	RMB	RMB	US$ (Note 2.5)
Loss from conversion of 2017 Notes	14	—	(18,375)	—	—
Loss from conversion of Onshore Convertible Loans	14	—	(8,548)	—	—
Loss from issuance of 2018 Notes	14	—	(5,081)	—	—
Loss on termination agreement with Everest	18	—	—	(23,039)	(3,261)
Fair value change of short-term investments		—	—	703	100
Income from other financial assets		5,572	13,622	—	—
Net foreign exchange gains (losses)		(3,873)	742	1,619	229
Subsidy income		—	750	568	80
Fair value change of other financial assets		—	—	42	6
Others		(172)	110	(98)	(14)

		1,527	(16,780)	(20,205)	(2,860)